SEGMENT INFORMATION - Geographical Segment Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Geographical segment data:
Fixed assets	$ 1,308,206	$ 1,369,665
Indonesia
Geographical segment data:
Revenues	68,196	68,089	$ 68,474
Fixed assets	134,940	149,247
Brazil
Geographical segment data:
Revenues	64,841	64,368	63,098
Fixed assets	194,129	203,889
Jordan
Geographical segment data:
Revenues	55,639	57,535	57,337
Fixed assets	247,776	254,881
Kuwait
Geographical segment data:
Revenues	32,708	40,379	48,093
Fixed assets	257,498	262,530
United Arab Emirates
Geographical segment data:
Revenues	$ 0	$ 0	$ 56,823